PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Class A, B and C Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Large-Cap Growth and

RCM Tax-Managed Growth Funds

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Acquiring Fund”). The proposed transaction between the RCM Large-Cap Growth Fund and the RCM Tax-Managed Growth Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Disclosure Relating to NACM Growth Fund

Effective January 1, 2005, the portfolio management of the NACM Growth Fund is being transferred to a team led by Stacey R. Nutt and David J. Pavan. Messrs. Nutt and Pavan also serve as portfolio managers for the NACM International Fund and additional information about them may be found in the Prospectus under “Management of the Fund—Sub-Advisers.”

Disclosure Relating to the PIMCO NACM Value Fund

Liquidation of the Fund

Effective on or about December 30, 2004 (the “Liquidation Date”), the PIMCO NACM Value Fund (the “Fund”) will be dissolved and its shares will no longer be offered to the public. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes and the expenses and liabilities of the Fund have been paid or otherwise provided for. No contingent deferred sales charges will be assessed on any mandatory redemptions. For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable contingent deferred sales charge and should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) has imposed the following restrictions on new purchases of and exchanges for shares of the Fund.

Effective as of the close of business on December 17, 2004, Institutional and Administrative Class shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on December 17, 2004, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges — Exchange Privilege.”

The Trustees and the Distributor each reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Trust at 1-800-927-4648, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to NFJ Large-Cap Value Fund

Effective immediately, the NFJ Large-Cap Value Fund is changing the range of its portfolio holdings and the approximate capitalization range of those holdings. The disclosure in the NFJ Large-Cap Value Fund Summary and “Summary Information” table is revised to reflect the “Approximate Number of Holdings” as between “40-50” and the “Approximate Capitalization Range” as the “Largest 250 publicly traded companies.”

Effective immediately, the Prospectus is further supplemented by the following corresponding changes:

The first sentence of the first paragraph of the NFJ Large-Cap Value Fund Summary is amended and restated as follows: “The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including ADRs (i.e., market capitalizations of approximately $10 billion and greater as of September 30, 2004).”

The first three sentences of the second paragraph of the NFJ Large-Cap Value Fund Summary are amended and restated as follows:

“The Fund classifies its investment universe of the 250 largest companies by industry. The portfolio managers then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 100 candidates, the portfolio managers select approximately 40-50 stocks for the Fund.”

The Average Annual Total Returns table in the NFJ Large-Cap Value Fund Summary is revised by deleting the Lipper Multi-Cap Value Funds Average as a benchmark for the Fund and replacing it with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Lipper Large-Cap Value Funds Average were 28.10% and 0.81%, respectively.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Class D Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Large-Cap Growth and

RCM Tax-Managed Growth Funds

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Acquiring Fund”). The proposed transaction between the RCM Large-Cap Growth Fund and the RCM Tax-Managed Growth Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Disclosure Relating to NACM Growth Fund

Effective January 1, 2005, the portfolio management of the NACM Growth Fund is being transferred to a team led by Stacey R. Nutt and David J. Pavan. Messrs. Nutt and Pavan also serve as portfolio managers for the NACM International Fund and additional information about them may be found in the Prospectus under “Management of the Fund—Sub-Advisers.”

Disclosure Relating to the PIMCO NACM Value Fund

Liquidation of the Fund

Effective on or about December 30, 2004 (the “Liquidation Date”), the PIMCO NACM Value Fund (the “Fund”) will be dissolved and its shares will no longer be offered to the public. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes and the expenses and liabilities of the Fund have been paid or otherwise provided for. No contingent deferred sales charges will be assessed on any mandatory redemptions. For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable contingent deferred sales charge and should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) has imposed the following restrictions on new purchases of and exchanges for shares of the Fund.

Effective as of the close of business on December 17, 2004, Institutional and Administrative Class shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on December 17, 2004, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges — Exchange Privilege.”

The Trustees and the Distributor each reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Trust at 1-800-927-4648, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to NFJ Large-Cap Value Fund

Effective immediately, the NFJ Large-Cap Value Fund is changing the range of its portfolio holdings and the approximate capitalization range of those holdings. The disclosure in the NFJ Large-Cap Value Fund Summary and “Summary Information” table is revised to reflect the “Approximate Number of Holdings” as between “40-50” and the “Approximate Capitalization Range” as the “Largest 250 publicly traded companies.”

Effective immediately, the Prospectus is further supplemented by the following corresponding changes:

The first sentence of the first paragraph of the NFJ Large-Cap Value Fund Summary is amended and restated as follows: “The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including ADRs (i.e., market capitalizations of approximately $10 billion and greater as of September 30, 2004).”

The first three sentences of the second paragraph of the NFJ Large-Cap Value Fund Summary are amended and restated as follows:

“The Fund classifies its investment universe of the 250 largest companies by industry. The portfolio managers then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 100 candidates, the portfolio managers select approximately 40-50 stocks for the Fund.”

The Average Annual Total Returns table in the NFJ Large-Cap Value Fund Summary is revised by deleting the Lipper Multi-Cap Value Funds Average as a benchmark for the Fund and replacing it with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Lipper Large-Cap Value Funds Average were 28.10% and 0.81%, respectively.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Class D Shares of PIMCO International/Sector Stock Funds

Dated November 1, 2004

Disclosure Relating to the PEA Innovation Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Innovation Fund effective as of the close of business on December 31, 2004, (ii) the renaming of the PEA Innovation Fund as the RCM Innovation Fund effective January 1, 2005 and (iii) an interim portfolio management agreement (the “Interim Agreement”) with RCM Capital Management LLC (“RCM”) effective as of January 1, 2005. Under the Interim Agreement, RCM will assume portfolio management responsibilities for the PEA Innovation Fund, and the Fund’s portfolio will be managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the RCM Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together. This change in sub-adviser to the PEA Innovation Fund will not result in any change in the investment strategies, policies or fees of the Fund as disclosed in the Prospectus.

The Interim Agreement will terminate upon the earlier to occur of the following: (i) the effectiveness of a portfolio management agreement between PA Fund Management LLC, the PEA Innovation Fund’s adviser (“Adviser”), and RCM with respect to the PEA Innovation Fund approved by the affirmative vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund; (ii) the close of business on May 30, 2005; or (iii) the termination of the PEA Innovation Fund, whether by merger, liquidation or otherwise, or the termination of the advisory agreement between the Trust and the Adviser. As noted below, it is expected that the PEA Innovation Fund will reorganize with and into the RCM Global Technology Fund, another series of the Trust, sometime in the first or early second quarter of 2005.

Disclosure Relating to the

PEA Innovation and RCM Global Technology Funds

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the PEA Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the PEA Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the PEA Innovation Fund.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Class R Shares of PIMCO Stock Funds

Dated November 1, 2004

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to the RCM Large-Cap Growth Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (the “Acquiring Fund”). The proposed transaction between the RCM Large-Cap Growth Fund and the RCM Tax-Managed Growth Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummations of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Class A, B and C Shares of PIMCO PEA Innovation Fund

Dated November 1, 2004

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Innovation Fund effective as of the close of business on December 31, 2004, (ii) the renaming of the PEA Innovation Fund as the RCM Innovation Fund effective January 1, 2005 and (iii) an interim portfolio management agreement (the “Interim Agreement”) with RCM Capital Management LLC (“RCM”) effective as of January 1, 2005. Under the Interim Agreement, RCM will assume portfolio management responsibilities for the PEA Innovation Fund, and the Fund’s portfolio will be managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the RCM Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together. This change in sub-adviser to the PEA Innovation Fund will not result in any change in the investment strategies, policies or fees of the Fund as disclosed in the Prospectus.

The Interim Agreement will terminate upon the earlier to occur of the following: (i) the effectiveness of a portfolio management agreement between PA Fund Management LLC, the PEA Innovation Fund’s adviser (“Adviser”), and RCM with respect to the PEA Innovation Fund approved by the affirmative vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund; (ii) the close of business on May 30, 2005; or (iii) the termination of the PEA Innovation Fund, whether by merger, liquidation or otherwise, or the termination of the advisory agreement between the Trust and the Adviser. As noted below, it is expected that the PEA Innovation Fund will reorganize with and into the RCM Global Technology Fund, another series of the Trust, sometime in the first or early second quarter of 2005.

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the PEA Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the PEA Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the PEA Innovation Fund. Information about the RCM Global Technology Fund can be found in its prospectus, which is available without charge by calling 1-800-426-0107 or at www.pimcoadvisors.com.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Institutional and Administrative Class Shares of PIMCO RCM Funds

Dated November 1, 2004

Disclosure Relating to the RCM Large-Cap Growth,

RCM Tax-Managed Growth and RCM Global Technology Funds

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved (1) an Agreement and Plan of Reorganization pursuant to which the RCM Large-Cap Growth Fund (an “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Tax-Managed Growth Fund (an “Acquiring Fund”) and (2) an Agreement and Plan of Reorganization pursuant to which the PEA Innovation Fund (an “Acquired Fund” and, together with the RCM Large-Cap Growth Fund, the “Acquired Funds”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (an “Acquiring Fund” and, together with the RCM Tax-Managed Growth Fund, the “Acquiring Funds”). When discussed collectively, the proposed transaction between the RCM Large-Cap Growth Fund and the RCM Tax-Managed Growth Fund and the proposed transaction between the PEA Innovation Fund and the RCM Global Technology Fund are referred to as the “Reorganizations.” The closing date (the “Closing Date”) of the Reorganizations is expected to be sometime in the first or second quarter of 2005, although the Reorganizations may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the PEA Innovation Fund.

In anticipation of the Reorganization, each of the Acquired Funds may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of each Acquired Fund will receive shares of the relevant Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the relevant Acquiring Fund’s assets, as well as any taxable gains realized by the relevant Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by each Acquiring Fund.

Other Information

In addition, in connection with the Reorganizations, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on Januray 31, 2005, each of the Acquired Funds will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, each of the Acquired Funds will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of each Reorganization is subject to a number of separate conditions, including the approval of the holders of a majority of the outstanding shares of the relevant Acquired Fund at a duly called shareholder meeting of such Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Institutional and Administrative Class Shares of PIMCO NACM Funds

Dated November 1, 2004

Disclosure Relating to the PIMCO NACM Value Fund

Liquidation of the Fund

Effective on or about December 30, 2004 (the “Liquidation Date”), the PIMCO NACM Value Fund (the “Fund”) will be dissolved and its shares will no longer be offered to the public. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes and the expenses and liabilities of the Fund have been paid or otherwise provided for. No contingent deferred sales charges will be assessed on any mandatory redemptions. For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable contingent deferred sales charge and should consult with his or her tax advisor for more information on his or her own situation.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) has imposed the following restrictions on new purchases of and exchanges for shares of the Fund.

Effective as of the close of business on December 17, 2004, Institutional and Administrative Class shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on December 17, 2004, shareholders of other series of the Trust and of PIMCO Funds: Pacific Investment Management Series will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges — Exchange Privilege.”

The Trustees and the Distributor each reserve the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Trust at 1-800-927-4648, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Disclosure Relating to NACM Growth Fund

Effective January 1, 2005, the portfolio management of the NACM Growth Fund is being transferred to a team led by Stacey R. Nutt and David J. Pavan. Messrs. Nutt and Pavan also serve as portfolio managers for the NACM International Fund and additional information about them may be found in the Prospectus under “Management of the Fund—Sub-Advisers.”

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Class A, B and C Shares of PIMCO International/Sector Stock Funds

Dated November 1, 2004

Disclosure Relating to the RCM Global Technology Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the PEA Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the PEA Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the PEA Innovation Fund.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated December 20, 2004

to the Prospectus for Institutional and Administrative Class Shares of PIMCO Funds

Dated November 1, 2004

Disclosure Relating to the PEA Innovation Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Innovation Fund effective as of the close of business on December 31, 2004, (ii) the renaming of the PEA Innovation Fund as the RCM Innovation Fund effective January 1, 2005 and (iii) an interim portfolio management agreement (the “Interim Agreement”) with RCM Capital Management LLC (“RCM”) effective as of January 1, 2005. Under the Interim Agreement, RCM will assume portfolio management responsibilities for the PEA Innovation Fund, and the Fund’s portfolio will be managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the RCM Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together. This change in sub-adviser to the PEA Innovation Fund will not result in any change in the investment strategies, policies or fees of the Fund as disclosed in the Prospectus.

The Interim Agreement will terminate upon the earlier to occur of the following: (i) the effectiveness of a portfolio management agreement between PA Fund Management LLC, the PEA Innovation Fund’s adviser (“Adviser”), and RCM with respect to the PEA Innovation Fund approved by the affirmative vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund; (ii) the close of business on May 30, 2005; or (iii) the termination of the PEA Innovation Fund, whether by merger, liquidation or otherwise, or the termination of the advisory agreement between the Trust and the Adviser. As noted below, it is expected that the PEA Innovation Fund will reorganize with and into the RCM Global Technology Fund, another series of the Trust, sometime in the first or early second quarter of 2005.

Disclosure Relating to the PEA Innovation Fund

On December 17, 2004, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved an Agreement and Plan of Reorganization pursuant to which the PEA Innovation Fund (the “Acquired Fund”) would be reorganized on a tax-free basis with and into the RCM Global Technology Fund (the “Acquiring Fund”). The proposed transaction between the PEA Innovation Fund and the RCM Global Technology Fund is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2005, although the Reorganization may be delayed. It is expected that the RCM Global Technology Fund after the merger will have an expense ratio higher than the current expense ratio of the PEA Innovation Fund. Information about the RCM Global Technology Fund can be found in its prospectus, which is available without charge by calling 1-800-927-4648 or at www.pimcoadvisors.com.

In anticipation of the Reorganization, the Acquired Fund may sell certain assets, will incur transaction costs, will recognize taxable gain or loss on any such sales, and will distribute any net gains from any such sales (as increased by net gains or reduced by net losses previously recognized during the year, and as reduced by any available capital loss carryforwards) to its shareholders in taxable distributions. Since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, if the Acquiring Fund has unrealized gains that are later realized and distributed, they will be allocated a proportionate share of these “built-in” gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on January 31, 2005, the Acquired Fund will no longer sell shares to new investors or to existing shareholders.

(ii) Effective as of the close of business on January 31, 2005, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Disclosure Relating to NFJ Dividend Value and NFJ Small-Cap Value Funds

Effective immediately, the Average Annual Total Returns table in the NFJ Dividend Value Fund Summary is revised by deleting the S&P 500 Index as the primary benchmark for the Fund and replacing it with the Russell 1000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Russell 1000 Value Index were 30.03% and 3.08%, respectively.

Effective immediately, the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is revised by deleting the Russell 2000 Index as the primary benchmark for the Fund and replacing it with the Russell 2000 Value Index, which the Adviser believes to be more representative of the Fund’s investment strategies. The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. For periods ended December 31, 2003, the 1 Year, 5 Year, 10 Year and Fund Inception average annual total returns of the Russell 2000 Value Index were 46.03%, 12.28%, 12.70% and 15.31%, respectively.

Effective immediately, the description of the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the NFJ Small-Cap Value Fund Summary is amended and restated as follows:

“The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.”

Disclosure Relating to NFJ Large-Cap Value Fund

Effective immediately, the NFJ Large-Cap Value Fund is changing the range of its portfolio holdings and the approximate capitalization range of those holdings. The disclosure in the NFJ Large-Cap Value Fund Summary and “Summary Information” table is revised to reflect the “Approximate Number of Holdings” as between “40-50” and the “Approximate Capitalization Range” as the “Largest 250 publicly traded companies.”

Effective immediately, the Prospectus is further supplemented by the following corresponding changes:

The first sentence of the first paragraph of the NFJ Large-Cap Value Fund Summary is amended and restated as follows: “The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including ADRs (i.e., market capitalizations of approximately $10 billion and greater as of September 30, 2004).”

The first three sentences of the second paragraph of the NFJ Large-Cap Value Fund Summary are amended and restated as follows:

“The Fund classifies its investment universe of the 250 largest companies by industry. The portfolio managers then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 100 candidates, the portfolio managers select approximately 40-50 stocks for the Fund.”

The Average Annual Total Returns table in the NFJ Large-Cap Value Fund Summary is revised by deleting the Lipper Multi-Cap Value Funds Average as a benchmark for the Fund and replacing it with the Lipper Large-Cap Value Funds Average. The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds. For periods ended December 31, 2003, the 1 Year and Fund Inception average annual total returns of the Lipper Large-Cap Value Funds Average were 28.10% and 0.81%, respectively.